VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jul. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

J.W. MAYS, INC.
VALUATION AND QUALIFYING ACCOUNTS

	Year Ended July 31,
	2018	2017	2016
Allowance for net unrealized gains on marketable securities:
Balance, beginning of year	$558,476	$400,541	$297,031
Additions	241,661	157,935	103,510
Balance, end of year	$800,137	$558,476	$400,541